Commitments and contingencies (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 01, 2022	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Subsequent Event [Line Items]
Payments for Rent		$ 56,522	$ 32,985	$ 231,000	$ 253,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Payments for Rent	$ 9,230